CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of operations (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
Condensed statements of operations
Loss from operations	₽ 28,461	$ 317.4	₽ 13,236	₽ (13,277)
Gain on restructuring of convertible debt			9,305
Other income/(loss), net	21,514	239.8	9,359	(1,217)
Income/(loss) before income tax expense	43,147	481.1	70,349	(7,223)
Provision for income taxes	21,372	238.3	22,734	7,430
Net income/(loss)	19,870	221.5	39,465	(14,669)
Parent Company
Condensed statements of operations
Loss from operations	(1,820)	(20.3)	(996)	(1,374)
Gain on restructuring of convertible debt			9,305
Non-operating income/(expense) from consolidated subsidiaries	(3,636)	(40.5)	56	259
Other income/(loss), net	(1,461)	(16.3)	9,228	4,313
Share in result of consolidated subsidiaries after tax	26,787	298.6	22,368	(18,029)
Income/(loss) before income tax expense	19,870	221.5	39,961	(14,831)
Provision for income taxes			(496)	162
Net income/(loss)	₽ 19,870	$ 221.5	₽ 39,465	₽ (14,669)